PREPAID EXPENSES (Details) - Medmen Enterprises Inc. [Member] - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Prepaid Expenses	$ 4,553,105	$ 3,879,010
Prepaid Insurance	2,210,484	744,623
Total Prepaid Expenses	$ 6,763,589	$ 4,623,633